Label	Element	Value
C000192458 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	3.60%
C000192458 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.50%